Outstanding Prepayments To Individual Suppliers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplier A
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 11,392	$ 4,233
Supplier B
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 0	$ 4,746